Other operating income/(expense) (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary information about other operating expense

	2025 £m	2024 £m	2023 £m
Fair value remeasurements of equity investments	(24)	51	(122)
Disposal of businesses and assets	106	246	61
Fair value remeasurements on contingent consideration recognised in business combinations(1)	(581)	(1,751)	(791)
Remeasurement of ViiV Healthcare put option liabilities and preferential dividends	93	(67)	245
Fair value adjustments on derivative financial instruments	–	–	7
Other income/(expense)	422	(9)	237
	16	(1,530)	(363)
(1)Fair value remeasurements on contingent consideration disclosed above includes the fair value movements on related hedging contracts.